Income Tax - Provision for income tax (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Federal
Current			$ 944,494
Deferred tax asset			(261,174)
State
Change in valuation allowance			261,174
Income tax provision	$ 944,494	$ 944,494	$ 944,494